  [LOGO]

 GROWTH EQUITY FUND

 ANNUAL REPORT
 1995

                             RCM GROWTH EQUITY FUND
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The value of an investment in the RCM Growth Equity Fund (the "Fund") appreciated by 34.53% over the 12 months ended December 31, 1995. The Fund finished the year 8 basis points ahead of its primary benchmark, the Russell Midcap Index, which registered a return of 34.45% for the year. However the Fund's primary emphasis, intermediate capitalization growth stocks, disadvantaged the Fund in comparison to broader market benchmarks such as the S&P 500 Composite Index, which returned 37.59% in 1995.

U.S. stocks and bonds rallied strongly in the first half of 1995 after performing poorly in 1994. Investors appeared to have abandoned their fears that the Federal Reserve Board would tighten monetary policy and embraced the "soft landing" economic scenario. Returns on equities of all capitalization ranges benefited from declining interest rates. RCM Capital Management, a California Limited Partnership ("RCM"), the Fund's investment manager, believes that weakness in the U.S. dollar and increasing evidence of economic strength in Europe were among the factors which led to the relative outperformance of large and medium capitalization equities versus small cap stocks, particularly in the first quarter of 1995. At mid-year, the Russell Midcap benchmark was up 19.65%, compared to the S&P 500 return of 20.19%. However, the Fund trailed its primary benchmark by 307 basis points through the first six months of the year. Contributing factors included the Fund's underweighting in the strong interest sensitive sectors of the market and an overweighting in health care services stocks, which were disastrous performers in the first half of the year.

The stock market continued its impressive advance through the third quarter.
The summer months of 1995 were characterized by powerful rallies in medium and small capitalization universes, which were fueled by strong cash flows into mutual funds, an upward move in the U.S. dollar and positive earnings reports. The technology sector continued to lead the market (though it showed signs of topping by the end of the third quarter) and the health care services group rebounded from a weak performance in the second quarter. The Fund outperformed the Russell Midcap Index in July and September of the third quarter, more than making up for the shortfall versus this benchmark in the first half of the year. Although the performance of mid capitalization stocks relative to large caps cooled in the fourth quarter and the technology sector entered into a full-blown correction, the Fund's performance for the second half of 1995 was 302 basis points above the Russell Midcap Index.

Looking at the year as a whole, the Fund's strategy on industry weightings was a positive contributor to performance, particularly in the technology sector. The Fund finished 1995 with nearly 27% of its total investments invested in technology-related issues (about double the benchmark weighting). The Fund held meaningful positions in strong subgroups within technology, including networking, components and technology services. Despite overweighting the electronics/new technology sector, the Fund was not heavily exposed to the commodity semiconductor and semiconductor equipment stocks. While this lack of exposure hurt the Fund's performance in the first half of 1995, it enhanced relative returns late in the year when these stocks came under extreme selling pressure. Meanwhile, a significant overweighting in the technology services area enabled the Fund to benefit from favorable fundamental business trends coupled with the stability of strong cash flow and

(Continued)
recurring revenue characteristics. The Fund's overweighting in the communications services sector also contributed to relative performance. This group comprised approximately 7% of total investments at the end of the year, or about triple the benchmark weighting. The Fund's holdings in this sector emphasized potential beneficiaries of regulatory reform and industry consolidation, as well as providers of emerging communication services and technologies. Raw/basic materials and consumer durables were lagging industry groups underweighted by the Fund in 1995, thereby adding to performance.

A significant overweighting in health care services had a negative impact on the Fund's relative performance for the full year 1995. However, all of the underperformance of this sector occurred in the first half of the year, as investors' concerns about pricing and reimbursement issues caused HMO and nursing home stocks in particular to come under severe pressure. Health care services stocks were strong performers in the second half, and the Fund's overweighting (approximately triple the benchmark) made a positive contribution to performance in both the third and fourth quarters. The Fund's underweighting in the interest sensitive and financial industry groups (6% versus 20%, excluding utilities, in the Russell Midcap at the end of 1995) was also a negative factor in relative performance from an industry strategy perspective. These groups were strong performers during 1995 as interest rates declined. However, due to the growth stock orientation of RCM, it is typical for the Fund to have only modest exposure in the interest sensitive sector. Although the Fund's average cash position of about 6% for the year was within its "normal" range, cash was a negative contributor to relative performance given the rising market environment.

Stock picking by RCM added value, particularly in the business services, drugs and hospital supplies and health care services groups. Business services stocks held by the Fund (including Wallace Computer Services, Danka Business Services and Robert Half International) were up 49% compared to a gain of 30% for business services stocks in the Russell Midcap Index. The Fund's holdings in the drugs and hospital supplies group gained 68%, compared to a return of 41% for the stocks in this sector in the benchmark index. Boston Scientific, Idexx Labs and Nellcor were significant holdings and were among the Fund's strongest performers in this group. The Fund also experienced positive stock selection in the health care services group (up 37% versus 27% for the Russell Midcap group), with contributions from such issues as Omnicare, Maxicare Health Plans and Healthsource. On the negative side, stock selection in the transportation services area hurt relative performance. The Fund's holdings in the regional trucking group came under pressure due to intensified competition and a weak pricing environment, and exposure to this industry was reduced significantly in the second half of 1995.

Clearly 1995 was an extraordinary year in terms of absolute returns for investors in U.S. stocks and bonds, and RCM believes that similar gains are unlikely in the current year. Going into 1996, signs of slowing economic growth are abundant, and earnings expectations are undergoing downward revisions in some industries. However, RCM believes that a slow growth macroeconomic environment is likely to favor the growth style of investing, particularly if Federal Reserve policy is oriented toward lowering interest rates. Within this context , RCM believes that medium capitalization growth stocks are favorably positioned, given the higher relative earnings growth rates of mid-sized companies.

RCM GROWTH EQUITY FUND
PERFORMANCE SUMMARY
________________________________________________________________________________





                                     [GRAPH]





PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.



The chart above shows the performance of the RCM Growth Equity Fund since the Fund's inception versus the Russell Midcap Index. The chart represents a cumulative return of 1,778.80%+ for the Fund. The average annual total return from the Fund's inception was 19.90%*+. The chart assumes a hypothetical $10,000 initial investment in the Fund and reflects all Fund expenses.

Average Annual Total Returns+
December 31, 1995
-------------------------------------
                              LIFE OF
1 YEAR    5 YEAR    10 YEAR    FUND*
-------------------------------------
34.53%    18.95%     15.56%    19.90%
-------------------------------------

+ Returns assume reinvestment of all dividends and capital gains distributions at net asset value.

*  The Fund began operations on November 6, 1979.

The data above represent past performance of the Fund, and may not be indicative of future results. The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.

                        REPORT OF INDEPENDENT ACCOUNTANTS



To the Shareholders and Board of Directors of RCM Capital Funds, Inc:

We have audited the accompanying statement of assets and liabilities of RCM Growth Equity Fund (the "Fund"), including the statement of investments in securities and net assets as of December 31, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the ten years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RCM Growth Equity Fund as of December 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the ten years in the period then ended in conformity with generally accepted accounting principles.


COOPERS & LYBRAND, L.L.P.


Boston, Massachusetts
February 9, 1996

                             RCM GROWTH EQUITY FUND
                    INVESTMENTS IN SECURITIES AND NET ASSETS
                                DECEMBER 31, 1995



                                                                     % OF
      SHARES                      EQUITY INVESTMENTS               NET ASSETS       MARKET VALUE
------------------  ---------------------------------------------  ----------   --------------------

CONSUMER DURABLES SECTOR                                              0.42%

                    OTHER CONSUMER DURABLES                           0.42%

        110,000     Bemis Co. Inc.                                              $          2,818,750
         42,200     Newell Co.                                                             1,091,925
         60,000     Sealed Air Corp.*                                                      1,687,500
                                                                                --------------------
                                                                                           5,598,175
                                                                                --------------------
                                                                                --------------------

 CONSUMER NON-DURABLES SECTOR                                        12.87%

                    BEVERAGE AND TOBACCO                              0.03%

         40,000     P.T. Hanjaya Mandala Sampoerna *                                         416,357

                    FOOD AND FOOD PROCESSING                          0.04%

         16,000     Dreyers Grand Ice Cream Inc.                                             532,000

                    GENERAL RETAIL                                    7.96%

        578,800     Autozone Inc.*                                                        16,712,850
        173,800     Barnes & Noble Inc.*                                                   5,040,200
        475,000     Big B Inc.                                                             4,750,000
         29,700     Circuit City Stores Inc.                                                 820,463
        210,000     Consolidated Stores Corp.*                                             4,567,500
        341,993     Dollar General Corp.                                                   7,096,355
         73,300     Federated Department Stores Inc.*                                      2,015,750
        242,500     Global DirectMail Corp. *                                              6,668,750
        192,800     Gucci Group NV *                                                       7,495,100
         56,000     Hannaford Bros. Co.                                                    1,379,000
         29,200     Kohls Corp. *                                                          1,533,000
        180,800     Movie Gallery Inc. *                                                   5,514,400
         20,000     Nine West Group Inc.*                                                    750,000
        410,000     OfficeMax Inc.*                                                        9,173,750
        160,000     PETsMART Inc. *                                                        4,960,000
        307,000     Proffitts Inc.*                                                        8,058,750
        409,000     Rite Aid Corp.                                                        14,008,250
         57,300     Safeway Stores Inc.*                                                   2,950,950
         12,000     Staples Inc.*                                                            292,500
         58,200     Talbots Inc.                                                           1,673,250
                                                                                --------------------
                                                                                         105,460,818
                                                                                --------------------

* Non-income producing
The accompanying notes are an integral part of the financial statements

                             RCM GROWTH EQUITY FUND
                    INVESTMENTS IN SECURITIES AND NET ASSETS
                                DECEMBER 31, 1995



                                                                     % OF
      SHARES                      EQUITY INVESTMENTS               NET ASSETS       MARKET VALUE
------------------  ---------------------------------------------  ----------   --------------------

                    HOUSEHOLD/RELATED NON-DURABLES                    1.14%

         46,500     American Greetings Corp. Class A                            $          1,284,563
        639,700     Armor All Products Corp.                                              11,594,563
         89,400     Sola International Inc. *                                              2,257,350
                                                                                --------------------
                                                                                          15,136,476
                                                                                --------------------

                    LEISURE TIME PRODUCTS/SERVICES                    3.70%

        437,000     Apple South Inc.                                                       9,395,500
        474,000     Doubletree Corp.*                                                     12,442,500
        320,000     Host Marriott Corp. *                                                  4,240,000
        428,000     Marriott International Inc.                                           16,371,000
        215,521     Mattel Inc.                                                            6,627,271
                                                                                --------------------
                                                                                          49,076,271
                                                                                --------------------

 CYCLICAL/CAPITAL GOODS SECTOR                                       12.07%

                    AEROSPACE/DEFENSE                                 2.56%

        482,000     Sundstrand Corp.                                                      33,920,750

                    BUILDING AND CONSTRUCTION                         2.34%

        249,600     Michael Baker Corp.*                                                   1,248,000
        276,000     Foster Wheeler Corp.                                                  11,730,000
        466,500     Jacobs Engineering Group Inc. *                                       11,662,500
        155,000     Sherwin Williams Co.                                                   6,316,250
                                                                                --------------------
                                                                                          30,956,750
                                                                                --------------------

                    CHEMICALS AND TEXTILES                            0.96%

         75,000     Millipore Corp.                                                        3,084,375
        212,000     Minerals Technologies Inc.                                             7,738,000
         43,000     Valspar Corp.                                                          1,918,875
                                                                                --------------------
                                                                                          12,741,250
                                                                                --------------------

                    ELECTRICAL EQUIPMENT                              0.44%

         67,500     Hubbell Inc. Class B                                                   4,438,125
         50,000     Elsag Bailey Process Auto NV*                                          1,343,750
                                                                                --------------------
                                                                                           5,781,875
                                                                                --------------------

* Non-income producing
The accompanying notes are an integral part of the financial statements

                             RCM GROWTH EQUITY FUND
                    INVESTMENTS IN SECURITIES AND NET ASSETS
                                DECEMBER 31, 1995



                                                                     % OF
      SHARES                      EQUITY INVESTMENTS               NET ASSETS       MARKET VALUE
------------------  ---------------------------------------------  ----------   --------------------

                    INDUSTRIAL EQUIPMENT                              3.81%

        178,200     American Standard Cos. Inc. *                               $          4,989,600
        180,000     Applied Power Inc. Class A                                             5,400,000
        698,900     Duriron Co. Inc.                                                      16,336,788
        412,000     Furon Co.                                                              8,240,000
        132,000     Illinois Tool Works Inc.                                               7,788,000
         25,000     Johnson Controls Inc.                                                  1,718,750
        170,000     Tyco International Ltd.                                                6,056,250
                                                                                --------------------
                                                                                          50,529,388
                                                                                --------------------

                    RAW AND BASIC MATERIALS                           0.65%
        350,000     Commercial Metals Co.                                                  8,662,500

                    TRANSPORTATION SERVICES                           1.31%

        347,800     Expeditors International of Washington Inc.                            9,086,275
        310,000     Harper Group Inc.                                                      5,502,500
        135,000     TNT Freightways Corp.                                                  2,716,875
                                                                                --------------------
                                                                                          17,305,650
                                                                                --------------------

 ENERGY SECTOR                                                        1.68%

                    OIL AND RELATED SERVICES                          1.68%

        187,000     BJ Services Co.*                                                       5,423,000
         20,000     Devon Energy Corp.                                                       510,000
        118,500     Kerr McGee Corp.                                                       7,524,750
        267,000     Nowsco Well Service Ltd.                                               3,337,500
         25,000     Nuevo Energy Co.*                                                        559,375
        173,000     Pogo Producing Co.                                                     4,887,250
                                                                                --------------------
                                                                                          22,241,875
                                                                                --------------------

 HEALTHCARE SECTOR                                                   17.34%

                    DRUGS & HOSPITAL SERVICES                         7.49%

         36,000     Allergan Inc                                                           1,170,000
        136,100     Anesta Corp.*                                                          1,258,925
        227,900     Arrow International Inc.                                               9,059,025
        144,100     Autoimmune Inc.*                                                       1,621,125
         69,000     Boston Scientific Corp.*                                               3,381,000
        318,800     Centocor Inc. *                                                        9,842,950

* Non-income producing
The accompanying notes are an integral part of the financial statements

                             RCM GROWTH EQUITY FUND
                    INVESTMENTS IN SECURITIES AND NET ASSETS
                                DECEMBER 31, 1995



                                                                     % OF
      SHARES                      EQUITY INVESTMENTS               NET ASSETS       MARKET VALUE
------------------  ---------------------------------------------  ----------   --------------------

                    DRUGS & HOSPITAL SERVICES (CONTINUED)

         53,981     Chiron Corp.*                                               $          5,964,901
        185,000     Cyberonics Inc.*                                                         878,750
        357,800     Forest Laboratories Inc.*                                             16,190,450
        127,314     Guidant Corp.                                                          5,379,017
        116,200     ImmuLogic Pharmaceutical Corp.*                                        2,236,850
        150,000     Invacare Corp.                                                         3,787,500
        315,200     Nellcor Inc.*                                                         18,281,600
        190,000     Physio-Control International *                                         3,396,250
        109,000     Respironics Inc. *                                                     2,289,000
        101,200     Sepracor Inc.*                                                         1,859,550
        150,000     Sofamor/Danek Group Inc. *                                             4,256,250
         50,000     Synthelabo *                                                           3,132,530
        157,900     Thermolase Corp. *                                                     4,085,663
         15,000     Thermedics Inc. *                                                        416,250
         60,800     Vical Inc.*                                                              737,200
                                                                                --------------------
                                                                                          99,224,786
                                                                                --------------------

                    HEALTH CARE SERVICES                              9.85%

        150,000     American Medical Response Inc. *                                       4,875,000
         80,000     Amerisource Health Corp. *                                             2,640,000
        188,000     Arbor Health Care Co.*                                                 3,290,000
        130,000     Columbia / HCA Healthcare Corp.                                        6,597,500
        290,000     Community Health Systems Inc.*                                        10,331,250
        180,000     Genesis Health Ventures Inc. *                                         6,570,000
        245,000     Health Care & Retirement Corp.*                                        8,575,000
        313,600     Healthsource Inc.*                                                    11,289,600
         97,000     Humana Inc.*                                                           2,655,375
        181,100     Manor Care Inc.                                                        6,338,500
        470,000     Maxicare Health Plans Inc. *                                          12,631,250
         49,800     Orthodontic Centers of America Inc. *                                  2,402,850
         30,700     Oxford Health Plans Inc. *                                             2,267,963
         44,000     Pacificare Health Systems Inc. Class A *                               3,828,000
        123,500     Pacificare Health Systems Inc. Class B *                              10,744,500
         33,000     Phycor Inc.*                                                           1,668,563
        103,900     Renal Treatment Centers Inc.*                                          4,571,600
         55,000     Service Corp. International                                            2,420,000
         34,000     United HealthCare Corp.                                                2,227,000
        979,500     Vivra Inc.*                                                           24,609,938
                                                                                --------------------
                                                                                         130,533,889
                                                                                --------------------

* Non-income producing
The accompanying notes are an integral part of the financial statements

                             RCM GROWTH EQUITY FUND
                    INVESTMENTS IN SECURITIES AND NET ASSETS
                                DECEMBER 31, 1995



                                                                     % OF
      SHARES                      EQUITY INVESTMENTS               NET ASSETS       MARKET VALUE
------------------  ---------------------------------------------  ----------   --------------------

 INTEREST SENSITIVE SECTOR                                            5.65%

                    BANKING                                           2.62%

         15,900     BayBanks Inc.                                               $          1,562,175
        170,000     Community First Bankshares                                             3,867,500
         76,000     Compass Bancshares Inc.                                                2,508,000
         48,400     First American Corp. of Tennessee                                      2,292,950
         56,000     First Security Corp.                                                   2,156,000
         44,300     Mercantile Bancorporation Inc.                                         2,037,800
        104,800     North Fork Bancorporation Inc.                                         2,646,200
        348,700     ValliCorp Holdings Inc.                                                4,838,213
        173,000     WestAmerica Bancorporation                                             7,482,250
         66,600     Zions Bancorp                                                          5,344,650
                                                                                --------------------
                                                                                          34,735,738
                                                                                --------------------

                    GENERAL FINANCE                                   0.44%

         88,700     Charter One Financial Inc.                                             2,716,438
         21,000     First Financial Corp.                                                    483,000
         80,200     TCF Financial Corp.                                                    2,656,625
                                                                                --------------------
                                                                                           5,856,063
                                                                                --------------------

                    INSURANCE                                         2.59%

         70,400     Allied Group Inc                                                       2,534,400
         33,500     CMAC Investment Corp.                                                  1,474,000
        115,400     Executive Risk Inc.                                                    3,346,600
        163,500     PMI Group Inc.                                                         7,398,375
        195,700     Transatlantic Holdings Inc.                                           14,359,488
         48,500     Trenwick Group Inc.                                                    2,728,125
         62,000     Ace Limited                                                            2,464,500
                                                                                --------------------
                                                                                          34,305,488
                                                                                --------------------

 SERVICES/MEDIA SECTOR                                               19.52%

                    BUSINESS AND FOOD SERVICES                        9.87%

        320,000     ADT Ltd.*                                                              4,800,000
        212,000     Alco Standard Corp.                                                    9,672,500
        592,000     Avery Dennison Corp.                                                  29,674,000
        481,300     Danka Business Systems PLC ADR                                        17,808,100
        288,800     Franklin Quest Co.*                                                    5,631,600

* Non-income producing
The accompanying notes are an integral part of the financial statements

                             RCM GROWTH EQUITY FUND
                    INVESTMENTS IN SECURITIES AND NET ASSETS
                                DECEMBER 31, 1995


                                                                     % OF
      SHARES                      EQUITY INVESTMENTS               NET ASSETS       MARKET VALUE
------------------  ---------------------------------------------  ----------   --------------------

                    BUSINESS AND FOOD SERVICES (CONTINUED)

        475,400     G & K Services Inc. Class A                                 $         12,122,700
        253,300     Manpower Inc.                                                          7,124,063
        406,000     Olsten Corp.                                                          16,037,000
         80,000     Reynolds & Reynolds Class A                                            3,110,000
        198,000     Robert Half International Inc.*                                        8,291,250
        200,000     USA Waste Services Inc.*                                               3,775,000
         90,700     United Waste Systems Inc.*                                             3,378,575
        160,000     Unitog Co.                                                             3,860,000
        100,000     Wallace Computer Services Inc.                                         5,462,500
                                                                                --------------------
                                                                                         130,747,288
                                                                                --------------------

                    COMMUNICATION SERVICES                            7.58%

        333,000     American Mobile Satellite Corp.*                                      10,198,125
         50,000     Cellular Communications Inc. *                                         2,487,500
         53,000     Cellular Communications Inc.
                     Convertible Preferred*                                                2,636,750
        208,000     CommNet Cellular Inc.*                                                 6,006,000
      1,122,600     Frontier Corp.                                                        33,678,000
        287,600     MFS Communications Inc.*                                              15,314,700
         25,000     MFS Communications Inc. Depositary Shares
                     (representing Series A, 8% convertible
                      preferred stock) *                                                   1,217,188
        120,000     Orbital Sciences Corp.*                                                1,530,000
         40,500     Paging Network Inc.*                                                     987,188
        120,000     PanAmSat Corp.*                                                        2,647,500
        708,000     Vanguard Cellular Systems Inc. Class A*                               14,337,000
        267,000     WorldCom Inc.*                                                         9,411,750
                                                                                --------------------
                                                                                         100,451,701
                                                                                --------------------

                    MEDIA SERVICES                                    2.07%

         60,000     CableVision Systems Corp. Class A*                                     3,255,000
         30,000     Central European Media Entertainment
                     Ltd. Class A*                                                           615,000
        175,000     Comcast Corp Special Class A                                           3,182,813
        180,000     Comcast UK Cable Partners Ltd. *                                       2,250,000
         40,000     Gartner Group Inc. Class A*                                            1,915,000
        256,000     Harcourt General Inc.                                                 10,720,000
         77,000     Heritage Media Corp. Class A*                                          1,973,125
         70,000     Readers Digest Assn. Inc. Class A Non-Voting                           3,587,500
                                                                                --------------------
                                                                                          27,498,438
                                                                                --------------------

* Non-income producing
The accompanying notes are an integral part of the financial statements

                             RCM GROWTH EQUITY FUND
                    INVESTMENTS IN SECURITIES AND NET ASSETS
                                DECEMBER 31, 1995



                                                                     % OF
      SHARES                      EQUITY INVESTMENTS               NET ASSETS       MARKET VALUE
------------------  ---------------------------------------------  ----------   --------------------

 TECHNOLOGY SECTOR                                                   27.64%

                    COMPUTERS AND OFFICE EQUIPMENT                    0.67%

         69,800     Dell Computer Corp.*                                        $          2,416,825
        195,800     E M C Corp.*                                                           3,010,425
        110,015     Paxar Corp.*                                                           1,457,699
        143,100     STAC Inc.*                                                             2,057,063
                                                                                --------------------
                                                                                           8,942,012
                                                                                --------------------

                    ELECTRONICS AND NEW TECHNOLOGY                   17.10%

        387,600     Allen Group Inc.                                                       8,672,550
        136,200     Altera Corp.*                                                          6,775,950
        562,800     Analog Devices Inc.*                                                  19,909,050
         28,300     Ascend Communications Inc.*                                            2,295,838
        256,950     Bay Networks Inc.*                                                    10,567,069
        535,000     Black Box Corp.*                                                       8,760,625
        187,300     Cabletron Systems Inc.*                                               15,171,300
         74,400     Ericsson LM Telephone Co. ADR                                          1,450,800
         42,100     Glenayre Technologies Inc.*                                            2,620,725
         19,100     Information Storage Devices Inc.*                                        212,488
        210,000     Kent Electronics Corp.*                                               12,258,750
        294,000     LSI Logic Corp.*                                                       9,628,500
          8,000     Lattice Semiconductor Corp.*                                             261,000
        219,000     Linear Technology Corp.                                                8,595,750
        262,200     Maxim Integrated Products Inc.*                                       10,094,700
        517,100     Microchip Technology Inc.*                                            18,874,150
        397,500     Molex Inc. Class A                                                    12,173,438
        289,600     Network Equipment Technologies Inc.*                                   7,927,800
        583,000     Network General Corp.*                                                19,457,625
        225,900     Nokia Corp. Sponsored ADR Preferred                                    8,781,863
         52,200     Oak Technology Inc.*                                                   2,205,450
         52,300     Qualcomm Inc.*                                                         2,248,900
         91,500     SGS Thomson Microelectronics NV*                                       3,682,875
         34,400     Samsung Electronics Co., Ltd. GDS 144A*                                2,064,000
         13,952     Samsung Electronics Co., Ltd. GDR 144A
                     Non-Voting*                                                             837,120
          1,048     Samsung Electronics Co., Ltd. GDR 144A
                     New Common*                                                              92,224
        124,500     Sanmina Corp.*                                                         6,458,438
        169,200     Scientific Atlanta Inc.                                                2,538,000
        161,000     Sierra Semiconductor Corp.*                                            2,233,875
         93,900     StrataCom Inc.*                                                        6,901,650
        117,000     Thermo Electron Corp.*                                                 6,084,000

* Non-income producing
The accompanying notes are an integral part of the financial statements

                             RCM GROWTH EQUITY FUND
                    INVESTMENTS IN SECURITIES AND NET ASSETS
                                DECEMBER 31, 1995



                                                                     % OF
      SHARES                      EQUITY INVESTMENTS               NET ASSETS       MARKET VALUE
------------------  ---------------------------------------------  ----------   --------------------

                    ELECTRONICS AND NEW TECHNOLOGY (CONTINUED)

         50,200     U S Robotics Corp.*                                         $          4,405,050
         65,000     Zilog Inc.*                                                            2,380,625
                                                                                --------------------
                                                                                         226,622,178
                                                                                --------------------

                    TECHNOLOGY SERVICES                               9.87%

         89,500     America Online Inc. *                                                  3,356,250
        530,150     American Management Systems Inc.*                                     15,904,500
        312,200     BISYS Group Inc.*                                                      9,600,150
        103,600     H & R Block Inc.                                                       4,195,800
         51,200     CBT Group PLC Sponsored ADR *                                          2,713,600
        428,208     Ceridian Corp.*                                                       17,663,580
         95,300     Cerner Corp. *                                                         1,953,650
         47,800     Citrix Systems Inc. *                                                  1,553,500
         64,200     Computer Sciences Corp.*                                               4,510,050
         12,650     DST Systems Inc. *                                                       360,525
         52,200     Expert Software Inc. *                                                   730,800
        122,000     FileNet Corp.*                                                         5,734,000
        169,002     First Data Corp.                                                      11,302,009
         13,000     HBO & Co.                                                                996,125
        832,400     Informix Corp. *                                                      24,972,000
        141,600     Medaphis Corp. *                                                       5,239,200
         32,100     Medic Computer Systems Inc.*                                           1,942,050
         99,600     National Data Corp.                                                    2,465,100
        122,400     PMT Services Inc.*                                                     3,702,600
         29,000     Security Dynamics Technologies Inc. *                                  1,580,500
        165,900     Sterling Software Inc.*                                               10,348,000
                                                                                --------------------
                                                                                         130,823,989
                                                                                --------------------

TOTAL EQUITY INVESTMENTS
(COST $1,022,611,382)                                                97.19%            1,288,101,705
                                                                                --------------------

* Non-income producing
The accompanying notes are an integral part of the financial statements

                             RCM GROWTH EQUITY FUND
                   INVESTMENTS IN  SECURITIES AND NET ASSETS
                               DECEMBER 31, 1995



                                                                     % OF
   PRINCIPAL                  SHORT TERM INVESTMENTS               NET ASSETS       MARKET VALUE
------------------  ---------------------------------------------  ----------   --------------------


                    COMMERCIAL PAPER                                  1.43%

  $  12,000,000     Ford Motor Credit Co.                                       $         11,996,053
                    5.92% maturing 1/3/96
      7,000,000     Ford Motor Credit Co.                                                  6,987,701
                    5.75% maturing 1/12/96
                                                                                --------------------
                                                                                          18,983,754
                                                                                --------------------

      SHARES        MONEY MARKET FUNDS                                0.43%
------------------

      5,625,447     Seven Seas Series U.S. Government
                     Money Market Fund                                                     5,625,447
                                                                                --------------------

 TOTAL SHORT-TERM INVESTMENTS                                         1.86%
 (COST $24,609,201)                                                                       24,609,201
                                                                                --------------------

 TOTAL INVESTMENTS (COST $1,047,220,583) (a)                                           1,312,710,906

OTHER ASSETS LESS LIABILITIES                                         0.95%               12,579,580
                                                                                --------------------

NET ASSETS                                                          100.00%     $      1,325,290,486
                                                                                --------------------
                                                                                --------------------

-------------------------
 (a) For Federal income tax purposes, cost is $1,048,957,197 and unrealized appreciation (depreciation) of equity securities is as follows:

               Unrealized appreciation                                          $        286,017,030
               Unrealized depreciation                                                   (22,263,321)
                                                                                --------------------
               Net unrealized appreciation                                      $        263,753,709
                                                                                --------------------
                                                                                --------------------





* Non-income producing
The accompanying notes are an integral part of the financial statements.

                             RCM GROWTH EQUITY FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1995


ASSETS:
  Investments in securities, at value (cost $1,047,220,583) (Note 1)         $   1,312,710,906
  Foreign currency, at value (cost $3,009,310)                                       3,010,723
  Receivable for securities sold                                                    16,551,639
  Dividends receivable                                                                 610,474
  Receivable for Fund shares sold                                                      225,178
                                                                             ------------------
      Total Assets                                                               1,333,108,920
                                                                             ------------------

LIABILITIES:
  Payable for securities purchased                                                   4,719,061
  Payable for investment management fees (Note 5)                                    3,034,931
  Payable for custodian fees                                                            45,442
  Payable for Fund shares repurchased                                                   19,000
                                                                             ------------------
      Total Liabilities                                                              7,818,434
                                                                             ------------------
NET ASSETS                                                                   $   1,325,290,486
                                                                             ------------------
                                                                             ------------------
NET ASSET VALUE PER SHARE
  ($1,325,290,486 divided by 5,806,825 shares outstanding)                   $          228.23
                                                                             ------------------
                                                                             ------------------

NET ASSETS CONSIST OF:
  Paid in capital                                                            $     992,951,928
  Undistributed net investment income                                                   49,873
  Accumulated net realized gain on investments and foreign
      currency transactions                                                         66,845,126
  Net unrealized depreciation on foreign currency transactions                         (46,764)
  Net unrealized appreciation on investments                                       265,490,323
                                                                             ------------------
NET ASSETS                                                                   $   1,325,290,486
                                                                             ------------------
                                                                             ------------------




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             RCM GROWTH EQUITY FUND
                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1995



INVESTMENT INCOME:
  Income:
    Dividends (net of foreign withholding tax of $65,304)                  $     9,579,076
    Interest                                                                     4,876,934
                                                                           ---------------
      Total income                                                              14,456,010
                                                                           ---------------

  Expenses:
    Investment management fees (Note 5)                                         11,038,366
    Custodian fees                                                                 169,987
    Miscellaneous expenses                                                           1,505
                                                                           ---------------
      Total expenses                                                            11,209,858
                                                                           ---------------

        Net investment income                                                    3,246,152
                                                                           ---------------


NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain on investments                                             280,162,016
  Net realized gain on foreign currency transactions                               830,455
                                                                           ---------------
    Net realized gain during the year                                          280,992,471
                                                                           ---------------

  Net unrealized depreciation on foreign currency transactions                     (46,764)
  Net unrealized appreciation on investments                                   152,217,554
                                                                           ---------------
    Net unrealized appreciation during the year                                152,170,790
                                                                           ---------------

      Net realized and unrealized gain on investments
        and foreign currency transactions                                      433,163,261
                                                                           ---------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $   436,409,413
                                                                           ---------------
                                                                           ---------------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             RCM GROWTH EQUITY FUND
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 1995 and 1994




                                                             1995                1994

                                                      ----------------    ----------------
OPERATIONS:
  Net investment income                               $      3,246,152    $      3,790,123
  Net realized gain on investments and
    foreign currency transactions                          280,992,471         253,475,641
  Net unrealized appreciation (depreciation)
    on investments and foreign currency                    152,170,790        (251,884,031)
                                                      ----------------    ----------------
  Net increase in net assets resulting from
    operations                                             436,409,413           5,381,733

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 2):
  Net investment income                                     (3,221,602)         (4,164,653)
  Net realized gain on investments                        (203,938,943)       (334,279,337)

NET DECREASE FROM CAPITAL SHARES
  TRANSACTIONS (NOTE 3)                                   (269,044,478)       (350,660,663)
                                                      ----------------    ----------------
NET DECREASE IN NET ASSETS                                 (39,795,610)       (683,722,920)

NET ASSETS:
  Beginning of year                                      1,365,086,096       2,048,809,016
                                                      ----------------    ----------------
  End of year                                         $  1,325,290,486    $  1,365,086,096
                                                      ----------------    ----------------
                                                      ----------------    ----------------




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             RCM GROWTH EQUITY FUND
                              FINANCIAL HIGHLIGHTS


Selected data for each share of capital stock outstanding for the ten years ended December 31, 1995 are as follows:




                                               --------------------------------------------------------------------------
                                                  1995        1994         1993         1992          1991         1990
                                               ---------   ----------   ----------   ----------   ----------   ----------
Per Share Operating Performance:
  Net asset value, beginning of year           $  197.31   $   260.43   $   274.14   $   288.48   $   212.27   $   228.09
                                              ----------   ----------   ----------   ----------   ----------   ----------
  Net investment income                             0.57         0.74         0.97         1.68         2.31         3.67
  Net realized and unrealized gain (loss)
    on investments                                 66.36         0.34        26.95        17.74        98.11       (13.14)
                                              ----------   ----------   ----------   ----------   ----------   ----------
  Net increase (decrease) in net asset value       66.93         1.08        27.92        19.42       100.42        (9.47)
    resulting from investment operations      ----------   ----------   ----------   ----------   ----------   ----------

  Distributions:
    Net investment income                          (0.56)       (0.79)       (1.00)       (1.70)       (2.29)       (4.21)
    Net realized gain on investments              (35.45)      (63.41)      (40.63)      (32.06)      (21.92)       (2.14)
                                              ----------   ----------   ----------   ----------   ----------   ----------
      Total distributions                         (36.01)      (64.20)      (41.63)      (33.76)      (24.21)       (6.35)
                                              ----------   ----------   ----------   ----------   ----------   ----------

Net asset value, end of year                  $   228.23   $   197.31   $   260.43   $   274.14   $   288.48   $   212.27
                                              ----------   ----------   ----------   ----------   ----------   ----------
                                              ----------   ----------   ----------   ----------   ----------   ----------

Total Return (b)                                  34.53%        0.76%       10.72%        7.03%       48.23%       (4.12%)
                                              ----------   ----------   ----------   ----------   ----------   ----------
                                              ----------   ----------   ----------   ----------   ----------   ----------
Ratios and supplemental data:

Net assets, end of year (in millions)         $    1,325   $    1,365   $    2,049   $    2,122   $    2,138   $    1,300
                                              ----------   ----------   ----------   ----------   ----------   ----------
                                              ----------   ----------   ----------   ----------   ----------   ----------

Ratio of expenses to average net assets             0.8%         0.8%         0.8%         0.8%         0.7%         0.8%
                                              ----------   ----------   ----------   ----------   ----------   ----------
                                              ----------   ----------   ----------   ----------   ----------   ----------

Ratio of net investment income to
  average net assets                                0.2%         0.2%         0.3%         0.6%         0.9%         1.8%
                                              ----------   ----------   ----------   ----------   ----------   ----------
                                              ----------   ----------   ----------   ----------   ----------   ----------

Portfolio turnover                                 96.5%       111.1%        67.0%        56.8%        62.7%        50.0%
                                              ----------   ----------   ----------   ----------   ----------  ----------
                                              ----------   ----------   ----------   ----------   ----------  ----------



                                                  1989         1988         1987       1986(a)
                                              ----------   ----------   ----------   ----------
Per Share Operating Performance:
  Net asset value, beginning of year          $   199.99   $   177.22   $   207.52   $   211.83
                                              ----------   ----------   ----------   ----------
  Net investment income                             3.94         2.83         1.72         1.59
  Net realized and unrealized gain (loss)
    on investments                                 49.62        33.89        20.52        17.83
                                              ----------   ----------   ----------   ----------
  Net increase (decrease) in net asset value       53.56        36.72        22.24        19.42
    resulting from investment operations      ----------   ----------   ----------   ----------

  Distributions:
    Net investment income                          (3.98)       (2.92)       (4.06)       (3.94)
    Net realized gain on investments              (21.48)      (11.03)      (48.48)      (19.79)
                                              ----------   ----------   ----------   ----------
      Total distributions                         (25.46)      (13.95)      (52.54)      (23.73)
                                              ----------   ----------   ----------   ----------

Net asset value, end of year                  $   228.09   $   199.99   $   177.22   $   207.52
                                              ----------   ----------   ----------   ----------
                                              ----------   ----------   ----------   ----------

Total Return (b)                                  26.87%       20.86%       10.97%        9.33%
                                              ----------   ----------   ----------   ----------
                                              ----------   ----------   ----------   ----------

Ratios and supplemental data:


Net assets, end of year (in millions)              1,284   $      964   $      553   $      461
                                              ----------   ----------   ----------   ----------
                                              ----------   ----------   ----------   ----------

Ratio of expenses to average net assets             0.7%         0.7%         0.8%         0.7%
                                              ----------   ----------   ----------   ----------
                                              ----------   ----------   ----------   ----------

Ratio of net investment income to
  average net assets                                1.8%         1.8%         0.9%         1.3%
                                              ----------   ----------   ----------   ----------
                                              ----------   ----------   ----------   ----------

Portfolio turnover                                 70.8%        64.7%        79.9%        78.2%
                                              ----------   ----------   ----------   ----------
                                              ----------   ----------   ----------   ----------

-------------------
(a) On July 9, 1986, RCM Capital Management, the successor to the business and operations of Rosenberg Capital Management, became the investment manager.

(b) Total return measures the change in value of an investment over the period indicated.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             RCM GROWTH EQUITY FUND
                          NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1995

1.   SIGNIFICANT ACCOUNTING POLICIES

RCM Growth Equity Fund (the "Fund") is a diversified series of RCM Capital Funds, Inc. (the "Company"). The Company is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amount of assets and liabilities.

a.   SECURITIES VALUATIONS:

Investment securities are stated at fair market value. Equity securities traded on stock exchanges are valued at the last sale price on the exchange or in the principal over-the-counter market in which such securities are traded as of the close of business on the day the securities are being valued. If there has been no sale on such day, then the security will be valued at the closing bid price on such day. If no bid price is quoted on such day, then the security will be valued by such method as the Board of Directors of the Company in good faith deems appropriate to reflect its fair market value. Readily marketable securities traded only in the over-the-counter market that are not listed on the National Association of Securities Dealers, Inc. Automated Quotation System or similar foreign reporting service will be valued at the mean bid price, or such other comparable sources as the Board of Directors of the Company deems appropriate to reflect their fair market value. Other portfolio securities held by the Fund will be valued at current market value, if current market quotations are readily available for such securities. To the extent that market quotations are not readily available such securities will be valued by whatever means the Board of Directors of the Company in good faith deems appropriate to reflect their fair market value.

Short-term investments with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

b.   SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME:

Security transactions are recorded as of the date of purchase or sale. Realized gains and losses on security transactions are determined on identified cost basis for both financial statement and federal income tax purposes. Interest income, foreign taxes and expenses are accrued daily.


c.   FOREIGN CURRENCY TRANSLATIONS:

The records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of foreign securities and income and withholding taxes are translated on the respective dates of such transactions. Net realized currency gains and losses include foreign currency gains and losses between trade date and settlement date, sales and foreign currency transactions. The Fund does not isolate that portion of foreign currency exchange fluctuation on investments from unrealized appreciation and depreciation which arises from changes in market prices. Such fluctuations are included with the net unrealized appreciation and depreciation on investments.

(Continued)

d.   FEDERAL INCOME TAXES:

It is the policy of the Fund to comply with the requirements for qualifications as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal or excise taxes on income and capital gains.

e.   DISTRIBUTIONS:

Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

2.   DISTRIBUTIONS

On December 14, 1995 a distribution of $36.01 per share, aggregating $207,160,545, was paid from investment operations. This per share amount consisted of $0.56 net investment income, $12.70 short-term capital gains and $22.75 long-term capital gains. The dividend was recorded on December 14, 1995 to shareholders of record on the same date.

3.   CAPITAL SHARES

At December 31, 1995, there were 25,000,000 shares of the Company's common stock authorized, at $0.10 par value. Of this amount, 12,000,000 were classified as shares of the Fund; 8,000,000 were classified as shares of RCM Small Cap Fund; 4,500,000 were classified as shares of RCM International Growth Equity Fund A; and 500,000 shares remain unclassified. Transactions in capital shares of the Fund were as follows:


                                                   Year ended December 31, 1995
                                                 -------------------------------
                                                    Shares            Amount
                                                 -------------  ----------------
Shares sold                                           371,800   $    87,032,923
Shares issued in connection with reinvestment         921,263       203,424,163
    of distributions
Shares repurchased                                 (2,404,710)     (559,501,564)
                                                 -------------  ----------------
Net decrease                                       (1,111,647)   $ (269,044,478)
                                                 -------------  ----------------
                                                 -------------  ----------------


                                                   Year ended December 31, 1995
                                                 -------------------------------
                                                    Shares            Amount
                                                 -------------  ----------------

Shares sold                                           247,311   $    61,789,994
Shares issued in connection with reinvestment       1,712,075       333,257,117
    of distributions
Shares repurchased                                 (2,907,908)     (745,707,774)
                                                 -------------  ----------------
Net decrease                                         (948,522)  $  (350,660,663)
                                                 -------------  ----------------
                                                 -------------  ----------------

At December 31, 1995, two unaffiliated shareholders individually held greater than 10%, and in aggregate held 30%, of the outstanding shares of the Fund.

(Continued)

4.   PURCHASES AND SALES OF SECURITIES

Purchases and sales proceeds of investment securities by the Fund, excluding short-term securities, aggregated $1,337,896,346 and $1,784,347,355, respectively, for the year ended December 31, 1995.

5.   TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

RCM Capital Management, a California Limited Partnership ("RCM"), is the Fund's investment manager. RCM manages the Fund's investments, provides various administrative services, and supervises the Fund's daily business affairs, subject to the authority of the Board of Directors. The Fund pays investment management fees quarterly to RCM at a rate of 3/16 of 1% (approximately 3/4 of 1% on an annual basis) of the average net assets of the Fund during the preceding quarter. For the year ended December 31, 1995, the Fund paid investment management fees aggregated $11,038,366.

The RCM Capital Management Profit Sharing Plan ("the Plan"), participation in which is limited to officers and employees of RCM, owned 10,399 shares of the Fund on December 31, 1995. Certain officers and directors of the Company are beneficiaries of the Plan and have vested rights in its assets.

In December 1995, RCM entered into an Agreement of Purchase and Sale pursuant to which RCM will become a wholly owned subsidiary of Dresdner Bank AG, an international banking organization with headquarters in Frankfurt, Germany. It is expected that the day-to-day operations of RCM will not be affected and that the individuals who are primarily responsible for the management of the Fund's portfolio will remain the same. The closing of the transaction is subject to a number of contingencies, including the receipt of certain regulatory approvals. The transaction is currently expected to close in mid-1996. Because the transaction will constitute an "assignment" of the Fund's management agreement with RCM under the Investment Company Act of 1940, and thus a termination of such management agreement, the Fund will seek prior approval of a new management agreement from the Fund's Board of Directors and shareholders prior to the closing of the transaction. The terms of the new management agreement are expected to be substantially the same as those of the current management agreement.